Net Sales by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7	$ 8,232.4	$ 7,170.6
Europe
Segment Reporting Information [Line Items]
Net sales, Total									2,645.0	3,102.0	2,759.0
Americas
Segment Reporting Information [Line Items]
Net sales, Total									2,870.0	2,559.0	2,194.0
China
Segment Reporting Information [Line Items]
Net sales, Total									1,098.0	982.0	813.0
Japan
Segment Reporting Information [Line Items]
Net sales, Total									830.0	758.0	791.0
Rest Of Asia
Segment Reporting Information [Line Items]
Net sales, Total									$ 824.0	$ 831.0	$ 614.0